Share Capital - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2016 $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Oct. 31, 2010 shares Vote
Class of Stock [Line Items]
Proceeds from issuance of ordinary shares | ¥			¥ 2,548,695		¥ 1,808,498
Kingsoft
Class of Stock [Line Items]
Proceeds from issuance of ordinary shares | $				$ 172,012
Xiaomi
Class of Stock [Line Items]
Proceeds from issuance of ordinary shares | $				50,000
Esta Investments
Class of Stock [Line Items]
Proceeds from issuance of ordinary shares | $				$ 74,004
Class A Ordinary Shares
Class of Stock [Line Items]
Entitled vote per ordinary share | Vote						1
Shares issued in settlement of contingent purchase considerations				13,098,599	13,098,599
Business acquisition, shares issued	10,087,476
Class A Ordinary Shares | Tuspark Innovation Venture Limited
Class of Stock [Line Items]
Business acquisition, shares issued	31,996,874
Shares subscription price | $ / shares	$ 2.712
Class A Ordinary Shares | Kingsoft
Class of Stock [Line Items]
Issuance of new shares				39,087,125	39,087,125
Class A Ordinary Shares | Xiaomi
Class of Stock [Line Items]
Issuance of new shares				6,142,410	6,142,410
Class A Ordinary Shares | Esta Investments
Class of Stock [Line Items]
Issuance of new shares				24,668,022	24,668,022
Class B Ordinary Shares
Class of Stock [Line Items]
Entitled vote per ordinary share | Vote						10
Conversion ratio, Class B ordinary share into Class A Ordinary Share						1
Class B Ordinary Shares | Tuspark Innovation Venture Limited
Class of Stock [Line Items]
Business acquisition, shares issued	111,053,390
Shares subscription price | $ / shares	$ 2.712
Class B Ordinary Shares | Kingsoft
Class of Stock [Line Items]
Issuance of new shares				18,250,268	18,250,268
Class B Ordinary Shares | Xiaomi
Class of Stock [Line Items]
Issuance of new shares				10,524,257	10,524,257
American Depository Shares
Class of Stock [Line Items]
Business acquisition, shares issued		0	223,161	146,372	146,372
American Depository Shares | Tuspark Innovation Venture Limited
Class of Stock [Line Items]
Shares subscription price | $ / shares	$ 16.274